Lease commitments	12 Months Ended
Mar. 31, 2019
Lease commitments

23. Lease commitments:

Toyota leases certain assets under capital lease and operating lease arrangements.

An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31,
	2018	2019
Class of property
Building	17,934	18,519
Machinery and equipment	31,217	28,836
Less - Accumulated depreciation	(30,853)	(30,016)

	18,298	17,339

Amortization expenses under capital leases for the years ended March 31, 2017, 2018 and 2019 were ¥4,586 million, ¥5,541 million and ¥7,879 million, respectively.

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2019 are as follows:

Years ending March 31,	Yen in millions
2020	6,536
2021	3,988
2022	2,301
2023	2,081
2024	1,919
Thereafter	5,947

Total minimum lease payments	22,772
Less - Amount representing interest	(3,751)

Present value of net minimum lease payments	19,021
Less - Current obligations	(5,747)

Long-term capital lease obligations	13,274

Rental expenses under operating leases for the years ended March 31, 2017, 2018 and 2019 were ¥92,321 million, ¥112,934 million and ¥115,503 million, respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2019 are as follows:

Years ending March 31,	Yen in millions
2020	16,078
2021	13,396
2022	11,862
2023	10,219
2024	8,034
Thereafter	32,598

Total minimum future rentals	92,187